Fair Value Measurement (Tables)	12 Months Ended
Jun. 30, 2019
Fair Value Measurement (Tables)
Schedule of renconciliation of the company

Series B 5% convertible preferred stock liability	2019
Balance, beginning of year	$—
Issuance of preferred stock at fair value	1,116,000
Issuance of preferred stock by exercise of 1,275 warrants	2,895,000
Conversion of preferred stock to common stock	(3,068,000)
Change in fair value of preferred stock due to modification of terms	(357,000)
Issuance of 100 shares valued at $535.12 per share Series B Preferred Stock per May 2019 Modification	54,000
Contingent consideration	214,000
5% accrued dividend (1)	25,000
Balance, end of year	$879,000